Average Annual Total Returns			12 Months Ended	37 Months Ended	60 Months Ended	120 Months Ended
		Jul. 29, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dean Small Cap Value Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.98%		8.41%	7.65%
Dean Small Cap Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.51%		7.90%	6.46%
Dean Small Cap Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.31%		6.60%	5.78%
Dean Small Cap Value Fund | Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%		13.15%	14.29%
Dean Small Cap Value Fund | Russell 2000® Value Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]		12.59%		8.88%	9.27%
Dean Small Cap Value Fund | Russell 2000® Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]		12.81%		6.09%	9.62%
Dean Mid Cap Value Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			9.42%		11.95%	10.44%
Dean Mid Cap Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.93%		10.47%	9.32%
Dean Mid Cap Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.67%		9.35%	8.40%
Dean Mid Cap Value Fund | Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]		17.15%		13.15%	14.29%
Dean Mid Cap Value Fund | Russell Midcap® Value Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]		11.05%		9.83%	9.78%
Dean Mid Cap Value Fund | Russell Midcap® Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]		10.60%		8.67%	11.01%
Dean Equity Income Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.01%	5.69%
Performance Inception Date		Nov. 22, 2022
Dean Equity Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.96%	4.66%
Dean Equity Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.30%	4.32%
Dean Equity Income Fund | Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]		17.37%	20.32%
Dean Equity Income Fund | Russell 1000® Value Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]		15.91%	12.43%

[1]	The Fund’s primary index, the Russell 3000® Index, is included due to regulatory requirements for broad-based index comparison. The Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 96% of the investable US equity market, as of the most recent reconstitution. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included. The Russell 3000® Index is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in an index.
[2]	The Russell 2000® Index is an equity index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which is made up of 3,000 of the largest U.S. companies. The Russell 2000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower relative forecasted growth rates. The indices are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
[3]	The Fund’s primary index, the Russell 3000® Index, is included due to regulatory requirements for broad-based index comparison. The Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 96% of the investable US equity market, as of the most recent reconstitution. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included. The Russell 3000® Index is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in an index.
[4]	The Russell Midcap® Index is a market capitalization weighted index representing the smallest 800 companies in the Russell 1000® Index. The Russell Midcap® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The indices are representative of a broader market and range of securities than are found in the Fund’s portfolio. An individual cannot invest directly in an index. However, an individual may be able to invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.
[5]	The Fund’s primary index, the Russell 1000® Index, is included due to regulatory requirements for broad-based index comparison. The Russell 1000® Index measures the performance of the large-cap segment of the US equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® represents approximately 93% of the Russell 3000® Index, as of the most recent reconstitution. The Russell 1000® Index is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are included.
[6]	The Russell 1000® Value Index is an unmanaged index of common stock prices that measure the performance of those Russell 1000® companies with lower price to book ratios and lower relative forecasted growth rates. The Russell 1000® Index is representative of a broader market and range of securities than are found in the Fund’s portfolio. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.